SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated July 8, 2016
to the Class A Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9,
2016, April 15, 2016, May 3, 2016 and June 10, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the sub-section titled "High Yield Bond Fund," under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Delaware Investments Funds Advisers, a series of Delaware Management Business Trust is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1052 (7/16)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated July 8, 2016
to the Class I Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9,
2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the sub-section titled "High Yield Bond Fund," under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Delaware Investments Funds Advisers, a series of Delaware Management Business Trust is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1053 (7/16)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated July 8, 2016
to the Class Y Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9,
2016, April 15, 2016, May 3, 2016, June 10, 2016, June 16, 2016 and June 30, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the sub-section titled "High Yield Bond Fund," under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Delaware Investments Funds Advisers, a series of Delaware Management Business Trust is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1054 (7/16)

SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund
(the "Fund")

Supplement Dated July 8, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016 and June 30, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

On the cover page of the SAI, the reference to "Delaware Investments Fund Advisers, a series of Delaware Management Business Trust" is hereby deleted.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Delaware Management Business Trust is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the sub-heading titled "DIFA" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1055 (7/16)